Operating Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

In March 2022, TP Holdings entered into one office spaces lease agreement in Hong Kong under non-cancellable operating lease, with lease terms of 24 months. In March 2024, the March 2022 lease arrangement extended for 12 months through March 2025. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the unaudited condensed consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its unaudited condensed consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	June 30, 2024	December 31, 2023
Right of use assets	$18,109	$5,740

Operating lease liabilities, current	$16,956	$—
Operating lease liabilities, noncurrent	—	—
Total operating lease liabilities	$16,956	$—

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2024	2023
Weighted average remaining lease term (years)	0.71	0.71
Weighted average discount rate	5.50%	5.50%

Operating lease expenses were $6,907 and $6,959, respectively, for the three months ended June 30, 2024 and 2023. Operating lease expenses were $13,812 and $13,848, respectively, for the six months ended June 30, 2024 and 2023.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:

June 30,
2024
For the year ending December 31, 2024	$17,289
Total lease payments	17,289
Less: Imputed interest	(333)
Present value of lease liabilities	$16,956

6.	OPERATING LEASE

In January 2021 and March 2022, the Company entered into one and one office spaces lease agreement, respectively, in Hong Kong under non-cancellable operating lease, with lease terms ranging between 14.5 months and 24 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the consolidated statements of operations and comprehensive loss.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2023	December 31, 2022
Right of use assets	$5,740	$32,458

Operating lease liabilities, current	$—	$127,635
Operating lease liabilities, noncurrent	—	3,442
Total operating lease liabilities	$—	$131,077

Other information about the Company’s leases is as follows:

	For the Years Ended December 31,
	2023	2022
Weighted average remaining lease term (years)	0.21	1.21
Weighted average discount rate	5.50%	5.50%

Operating lease expenses were $27,589 and $37,064, respectively, for the years ended December 31, 2023 and 2022.